FORM 13F HR

13FHR/A COVER PAGE

Report for the Calendar Year or Quarter Ended JUNE 30,2012
                                              _________________


CHECK HERE IF AMENDMENT:         [  ] AMENDMENT NUMBER:
This amendment (check only one): [  ] is a restatement
                                 [  ] adds new holding entries

Institutional Investment Manager Filing this report:
Name: Oldfield Partners LLP
Address: 130 Buckingham Palace Road
London SW1W 9SA, United Kingdom

Form 13f - File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report of the Reporting Manager:

NAME:  John McEwing
Title: Compliance Officer
Phone: +44-207-858-1070

Signature, Place and Date of Signing

SIGNATURE:	John McEwing


PLACE:		London, UNITED KINGDOM


DATE:		JULY 20, 2012
                _________________

REPORT TYPE:
____________

[x] 13 F HOLDINGS REPORT (check here if all holdings of this reporting managerare reported in this report)

[ ] 13 F NOTICE  (check here if no holdings reported are in this report,and all holdings are reported by
                  other managers)

[ ] 13 F COMBINATION REPORT (check here if a portion of the holdings for this reporting manager are reported
                             in this report and a portion are reported by other reporting managers)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  None

				REPORT SUMMARY
				=============

NUMBER OF OTHER INCLUDED MANAGERS:	0
_________________________________       ==

FORM 13F INFORMATION TABLE TOTAL:	41 entries
_________________________________       ==========


FORM 13F INFORMATION TABLE VALUE TOTAL:	USD 1475015.426 (THOUSANDS)
_______________________________________ ==========================


LIST OF OTHER INCLUDED MANAGERS:        NONE
________________________________        ====

                      FORM 13F INFORMATION TABLE
                      ___________________________

COL                  COL        COL       COL         COL         COL  COL  COL
1                    2          3         4           5           6    7    8
_______________________________________________________________________________
	             Title of             Value       SH/         INV  OTH  VOTE
Name of Issuer	     Class      CUSIP     (x$1000)    PRN         DISC MGRS AUTH
_______________________________________________________________________________
AT&T INC             COM 	00206R102 1821.905    51091    SH Sole None Sole
BARRICK GOLD CRP     COM 	067901108 56393.675   1470500  SH Sole None None
BARRICK GOLD CRP     COM 	067901108 179593.903  4690044  SH Sole None Sole
CITIGROUP INC        COM 	172967424 34758.621   1268100  SH Sole None None
CITIGROUP INC        COM 	172967424 125954.857  4606500  SH Sole None Sole
DAIWA SECS GRP       COM 	625144811 8019.000    27000    SH Sole None Sole
EMBRAER SA-ADR       ADR 	29082A107 7899.201    297746   SH Sole None None
EMBRAER SA-ADR       ADR 	29082A107 22185.898   836257   SH Sole None Sole
GAZPROM-ADR          ADR	368287207 16330.421   1731752  SH Sole None Sole
GUESS? INC           COM	401617105 269.503     8874     SH Sole None Sole
HEWLETT-PACKARD      COM	428236103 29376.688   1460800  SH Sole None None
HEWLETT-PACKARD      COM 	428236103 105035.601  5234771  SH Sole None Sole
HJ HEINZ CO          COM 	423074103 1553.854    28574    SH Sole None Sole
INFOSYS LTD-ADR      ADR 	456788108 8412.702    186700   SH Sole None None
JOHNSON&JOHNSON      COM 	478160104 53119.050   786250   SH Sole None None
JOHNSON&JOHNSON      COM 	478160104 170970.579  2531947  SH Sole None Sole
LEXMARK INTL-A       COM	529771107 220.614     8300     SH Sole None Sole
LUKOIL OAO-ADR       ADR 	677862104 7403.767    132803   SH Sole None None
MICROSOFT CORP       COM 	594918104 54324.781   1775900  SH Sole None None
MICROSOFT CORP       COM 	594918104 215030.627  7039877  SH Sole None Sole
NATUZZI SPA-ADR      ADR 	63905A101 105.462     43400    SH Sole None Sole
NEWFIELD EXPLORA     COM 	651290108 271.118     9250     SH Sole None Sole
PEPSICO INC          COM 	713448108 1870.582    26473    SH Sole None Sole
PETROBRAS-SP ADR     ADR 	71654V101 7306.030    402758   SH Sole None None
PETROBRAS-SP ADR     ADR 	71654V101 20942.576   1154497  SH Sole None Sole
PFIZER INC           COM 	717081103 48438.000   2106000  SH Sole None None
PFIZER INC           COM 	717081103 168096.521  7317906  SH Sole None Sole
PULTEGROUP INC       COM 	745867101 830.320     77600    SH Sole None None
PULTEGROUP INC       COM 	745867101 49161.246   4594509  SH Sole None Sole
SINO-FOREST-CORP     COM 	82934H101 0.000       268916   SH Sole None None
SINO-FOREST-CORP     COM 	82934H101 0.000       849207   SH Sole None Sole
SK TELECOM-ADR       ADR 	78440P108 6988.754    577583   SH Sole None Sole
SK TELECOM-ADR       ADR 	78440P108 20896.349   1726971  SH Sole None Sole
TELEKOMUNIKA-ADR     ADR 	715684106 2139.851    61437    SH Sole None None
TELEKOMUNIKA-ADR     ADR 	715684106 16551.808   475217   SH Sole None Sole
TERNIUM SA-ADR       ADR 	880890108 5264.956    269032   SH Sole None None
TERNIUM SA-ADR       ADR 	880890108 15456.406   789801   SH Sole None Sole
TIME WARNER INC      COM 	887317303 323.400     8400     SH Sole None Sole
TOLL BROTHERS        COM 	889478103 260.286     8755     SH Sole None Sole
TURKCELL ILE-ADR     ADR 	900111204 2317.784    184684   SH Sole None None
TURKCELL ILE-ADR     ADR 	900111204 9118.730    726592   SH Sole None Sole